Income Tax (Benefit) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax expense attributable to operations:
Current tax expense	$ 558,016	$ 551,052	$ 265,586
Deferred tax (benefit)	(202,860)	(307,986)	(240,863)
Total income tax expense attributable to net income	355,156	243,066	24,723
Income tax effect on equity:
Attributable to unrealized gains (losses) on investments	357,363	(691,519)	418,073
Attributable to unrealized gains on postretirement obligations	36
Attributable to unrealized gains (losses) on foreign exchange	373	(2,159)	(1,132)
Total income tax effect on equity	$ 712,928	$ (450,612)	$ 441,664